The E*TRADE International Index Fund commenced operations on October 22, 1999. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 1999. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period.

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments

Security Name                                       Shares             Value
COMMON STOCKS - 92.6%
 Australia - 2.1%
 Amcor Ltd                                          13,309        $   62,094
 AMP Ltd                                             9,143           100,635
 Brambles Industries Ltd                             3,660           100,828
 Broken Hill Proprietary Co Ltd                     13,159           172,129
 Coca Cola Amatil Ltd                               11,578            31,499
 Coles Myer Ltd                                     12,284            63,210
 Foster's Brewing Group Ltd                         21,861            62,479
 Lend Lease Corp Ltd                                 4,064            56,719
 National Australia Bank Ltd                         7,300           111,239
 News Corp Ltd                                      10,782           104,291
 Rio Tinto Ltd                                       4,769           102,055
 Telstra Corp Ltd                                   44,778           242,477
 Westpac Banking Corp Ltd                           10,566            72,605
 WMC Ltd .                                          14,139            77,674
                                                                  ----------
                                                                  $1,359,934
Austria - 0.2%
 Bank Austria AG                                     1,209            68,188
*Oesterreichische Elektrizitaetswirtschafts
  AG Class A                                           329            46,224
                                                                  ----------
                                                                  $  114,412
 Belgium - 1.0%
 Colruyt NV                                            640            36,741
 Delhaize Le Lion SA                                   868            65,391
*Dolmen Computer Applications NV                        64             1,934
 Electrabel SA                                         261            85,432
 Fortis Class B                                      4,239           152,927
 Groupe Bruxelles Lambert SA                           472            95,075
 KBC Bancassurance Holding NV                        1,573            84,757
 PetroFina SA                                            1               393
 Solvay SA                                             911            75,236
*Suez Lyonnaise des Eaux SA - Strip Vvpr               275                 3
 UCB SA                                              1,324            57,406
                                                                  ----------
                                                                  $  655,295
Denmark - 0.8%
 A/S Dampskibsselskabet Svendborg Class B               70           116,526
 Danisco A/S                                           500            19,489
 Den Danske Bank Group                                 200            21,925
 D/S 1912 Class B                                       90           105,970
 Novo-Nordisk A/S Class B                              500            66,316
 Tele Danmark A/S                                    1,500           111,451
 Unidanmark A/S                                        600            42,225
                                                                  ----------
                                                                  $  483,902
Finland - 2.7%
 Nokia OYJ                                           7,400         1,341,525
 Sonera Group OYJ                                    4,300           294,707
 UPM-Kymmene OYJ                                     2,100            84,601
                                                                  ----------
                                                                  $1,720,833

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments

SECURITY NAME                                        SHARES            VALUE
France - 9.1%
 Accor SA                                             1,545            74,644
 Air Liquide                                            447            74,823
 Alcatel                                              1,139           261,549
 Aventis SA                                           4,882           283,706
 Axa UAP                                              1,883           262,471
 Banque National de Paris                             2,428           223,995
 BIC SA                                                 966            43,956
 Bouygues SA                                            216           137,271
 Canal Plus                                             827           120,356
 Cap Gemini SA                                          493           125,124
 Carrefour Supermarche SA                             2,465           454,569
 Compagnie de Saint Gobain                              491            92,325
 Compagnie Generale des Etablissements Michelin
   Class B                                            1,100            43,207
 Dassault Systemes SA                                   892            58,125
 Eridania Beghin-Say SA                                 290            31,193
 Essilor International SA                               139            43,118
 Etablissements Economiques du Casino
  Guichard-Perrachon SA                                 521            59,661
 France Telecom SA                                    5,961           788,276
 Groupe Danone                                          289            68,110
 Lafarge SA                                             642            74,746
 Lagardere S.C.A.                                       954            51,884
 L'OREAL                                                329           263,922
 LVMH                                                   577           258,427
 Pernod Ricard                                          690            39,472
 Pinault-Printemps-Redoute SA                           601           158,588
 PSA Peugeot Citroen                                    370            83,994
*Sanofi-Synthelabo SA                                 4,277           178,075
 Schneider SA                                         1,017            79,842
 SEITA                                                  418            18,945
 Societe Generale Class A                               617           143,546
 Sodexho Alliance SA                                    244            43,177
 Suez Lyonnaise des Eaux SA                             951           152,386
 Thomson CSF                                          1,059            34,973
 Total SA - Series B                                  4,324           577,027
 Usinor SA                                            2,107            39,577
 Valeo SA                                               578            44,591
 Vivendi                                              3,078           277,916
                                                                   ----------
                                                                   $5,767,567

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE
Germany - 9.4%
Adidas AG                                             450            33,683
AGIV AG                                             1,200            21,634
Allianz AG                                          1,295           435,623
BASF AG                                             3,550           185,562
Bayer AG                                            3,950           187,773
Beiersdorf AG                                       1,000            67,479
Continental AG                                      1,650            33,153
DaimlerChrysler AG                                  5,800           449,793
Deutsche Bank AG - Reg                              3,338           281,523
Deutsche Lufthansa AG                               2,520            59,643
Deutsche Telekom AG                                17,881         1,257,911
Dresdner Bank AG                                    3,150           174,489
Heidelberger Zement AG                                550            42,653
HypoVereinsbank                                     2,350           160,469
Karstadt AG                                           950            38,214
Linde AG                                            1,000            55,192
MAN AG                                              1,300            48,771
Mannesmann AG                                       3,000           731,192
Merck KGaA                                          1,450            45,271
Metro AG                                            1,700            91,429
Muenchener Rueckversicherungs-Gesellschaft AG         995           253,535
Preussag AG                                         1,725            95,640
RWE AG                                              2,400            95,478
SAP AG                                                360           176,936
Schering AG                                           540            65,263
Siemens AG                                          3,550           454,074
Thyssen Krupp AG                                    3,700           114,589
Veba AG                                             2,500           122,117
Viag AG                                             3,900            71,487
Volkswagen AG                                       1,950           109,529
                                                                 ----------
                                                                 $5,960,105
Hong Kong - 2.0%
Cable & Wireless HKT Ltd                           72,800           210,246
Cathay Pacific Airways                             27,000            48,106
Cheung Kong Ltd                                    14,000           177,848
CLP Holdings Ltd                                   12,500            57,568
Hang Seng Bank Ltd                                 11,600           132,437
Hong Kong & China Gas Co Ltd                       34,600            47,402
Hutchison Whampoa Ltd                              21,000           305,269
New World Development Co Ltd                       31,000            69,787
Sun Hung Kai Properties Ltd                        15,000           156,300
Swire Pacific Ltd Class A                          15,000            88,571
                                                                 ----------
                                                                 $1,293,534

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                     SHARES             VALUE
Italy - 4.0%
 Alitalia SpA                                     13,798            32,865
 Assicurazioni Generali                            5,917           195,465
 Banca Intesa SpA                                 27,699           112,425
 Benetton Group SpA                               35,304            81,069
 Beni Stabili SPA                                  6,022             2,123
*Enel SpA                                         42,894           179,713
 ENI SpA                                          49,591           272,701
 Fiat SpA                                          3,294            94,053
 Italgas SpA                                       9,557            36,191
 Mediaset SpA                                      9,818           152,674
 Mediobanca Banca SpA                              6,161            62,857
 Montedison SpA                                   27,812            45,517
*Olivetti SpA                                     31,103            90,062
 Pirelli SpA                                      20,465            56,166
 Riunione Adriatica di Sicurta SpA                 5,129            51,450
 San Paolo - IMI SpA                               6,772            92,008
 Telecom Italia Mobile SpA RNC                    10,820            51,544
 Telecom Italia Mobile SpA                        38,682           432,051
 Telecom Italia SpA RNC                            6,138            37,401
 Telecom Italia SpA                               21,848           308,059
 Unicredito Italiano SpA                          25,945           127,517
                                                                ----------
                                                                $2,513,911
Japan - 25.5%
 Acom Co Ltd                                         900            88,125
 Advantest Corp                                      600           158,466
 Ajinomoto Co                                      6,000            62,506
 Alps Electric Co Ltd                              2,000            30,500
 Asahi Bank Ltd                                   18,000           110,927
 Asahi Breweries Ltd                               5,000            54,681
 Asahi Chemical Industry Co Ltd                   13,000            66,762
 Asahi Glass Co Ltd                               11,000            85,113
 Bank of Tokyo-Mitsubishi Ltd                     27,000           376,094
 Bridgestone Corp                                  5,000           110,046
 Canon Inc                                         6,000           238,286
 Central Japan Railway Co                              4            25,081
 Credit Saison Co Ltd                              1,600            27,859
 Dai Nippon Printing Co Ltd                        5,000            79,722
 Daiichi Pharmaceutical Co Ltd                     4,000            52,000
 Daiwa House Industry Co Ltd                       6,000            44,605
 Daiwa Securities Co Ltd                           9,000           140,771
 Denso Corp                                        6,000           143,206
 East Japan Railway Co                                23           123,966
 Eisai Co Ltd                                      3,000            57,664
 Fanuc Ltd                                         1,600           203,619
 Fuji Bank Ltd                                    21,000           203,981
 Fuji Photo Film                                   3,000           109,459
 Fujitsu Ltd                                      12,000           547,002
 Gunma Bank Ltd                                    8,000            52,039
 Hitachi Ltd                                      20,000           320,846
 Honda Motor Co Ltd                                6,000           223,027
 Hoya Corp                                         1,000            78,744
 Industrial Bank of Japan Ltd                     17,000           163,797

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE
 Itochu Corp                                       11,000            54,769
 Ito-Yokado Co Ltd                                  2,000           217,157
 Japan Airlines Co Ltd                             17,000            50,386
 Japan Tobacco Inc.                                     7            53,546
 Joyo Bank Ltd                                     11,000            50,573
 JUSCO Co Ltd                                       3,000            52,265
 Kansai Electric Power Co Inc                       3,900            67,944
 Kao Corp                                           3,000            85,542
*Kawasaki Steel Corp                               26,000            46,543
 Kinden Corp                                        6,000            46,073
 Kinki Nippon Railway Co Ltd                       19,000            76,201
 Kirin Brewery Co Ltd                               7,000            73,609
 Komatsu Ltd                                       11,000            50,573
 Kubota Corp                                       17,000            65,020
 Kuraray Co Ltd                                     7,000            70,869
 Kyocera Corp                                       1,200           311,063
 Marui Co Ltd                                       3,000            44,781
 Matsushita Electric Industrial Co Ltd             11,000           304,510
 Minebea Co Ltd                                     5,000            85,738
 Mitsubishi Chemical Corp                          17,000            59,866
 Mitsubishi Corp                                   11,000            84,897
 Mitsubishi Electric Corp                          17,000           109,752
 Mitsubishi Estate Co Ltd                           9,000            87,773
 Mitsubishi Heavy Industries Ltd                   25,000            83,390
 Mitsubishi Trust & Banking Corp                    9,000            79,233
 Mitsui Fudosan Co Ltd                              8,000            54,153
 Mitsui Marine & Fire Insurance Co Ltd             13,000            77,061
 Mitsui & Co Ltd                                   10,000            69,940
 Murata Manufacturing Co Ltd                        2,000           469,529
 NEC Corp                                          10,000           238,188
 NGK Insulators Ltd                                 7,000            51,971
 Nikon Corp                                         3,000            88,037
 Nintendo Co Ltd                                      900           149,486
 Nippon Express Co Ltd                             12,000            66,322
 Nippon Meat Packers Inc                            3,000            38,883
 Nippon Mitsubishi Oil Corp                        18,000            79,232
 Nippon Paper Industries Co                         9,000            49,565
 Nippon Steel Corp                                 43,000           100,530
 Nippon Telegraph & Telephone Corp                    720         1,232,515
 Nippon Yusen Kabushiki Kaisha                     17,000            69,510
*Nissan Motor Co Ltd                               29,000           114,037
 Nomura Securities Co Ltd                          12,000           216,570
 Obayashi Corp                                     10,000            47,246
 OJI Paper Co Ltd                                   9,000            54,142
 Olympus Optical Co Ltd                             3,000            42,404
 Orix Corp                                            500           112,589
 Osaka Gas Co                                      19,000            45,720
 Pioneer Electronic Corp                            2,000            52,822
 Rohm Co Ltd                                        1,000           410,838
 Sakura Bank Ltd                                   26,000           150,563
 Sankyo Co Ltd                                      3,000            61,626
 Sanyo Electric Co Ltd                             18,000            73,071
 Secom Co Ltd                                       3,000           330,138

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES             VALUE
 Sekisui Chemical Co Ltd                            8,000            35,450
 Sekisui House Ltd                                  8,000            70,821
 Seventy Seven Bank Ltd                             6,000            62,858
 Sharp Corp                                         7,000           179,057
 Shimano Inc                                        2,200            38,736
 Shimizu Corp                                      12,000            39,676
 Shin-Etsu Chemical Co Ltd                          3,000           129,121
 Shiseido Co                                        4,000            58,300
 Shizuoka Bank Ltd                                  6,000            61,508
 SMC Corp                                             500           110,584
 Softbank Corp                                        600           574,000
 Sony Corp                                          2,400           711,337
 Sumitomo Chemical Co Ltd                          13,000            61,039
 Sumitomo Corp                                      8,000            77,550
 Sumitomo Electric Industries                       6,000            69,314
 Sumitomo Marine & Fire Insurance Co Ltd            9,000            55,463
*Sumitomo Metal Industries Ltd                     43,000            32,388
 Taisho Pharmaceutical Co Ltd                       2,000            58,691
 Takeda Chemical Industries                         5,000           246,992
 Takefuji Corp                                        900           112,599
 Teijin Ltd                                        13,000            47,941
 The Sumitomo Bank Ltd                             18,000           246,326
 Tohoku Electric Power Co Inc                       3,500            52,039
 Tokai Bank Ltd                                    15,000            94,493
 Tokio Marine & Fire Insurance Co Ltd              10,000           116,893
 Tokyo Electric Power Co Inc                        5,900           158,134
 Tokyo Electronics Ltd                              1,000           136,946
 Tokyo Gas Co                                      26,000            63,328
 Toppan Printing Co Ltd                             6,000            59,865
 Toray Industries Inc                              16,000            61,978
 Toshiba Corporation                               19,000           144,968
 Tostem Corp                                        2,000            35,899
 Toyo Seikan Kaisha Ltd                             3,000            43,432
 Toyota Motor Corp                                 22,000         1,065,244
 Uni-Charm Corp                                     1,200            69,138
 Uny Co Ltd                                         4,000            39,088
 Yamanouchi Pharmaceutical Co Ltd                   2,000            69,843
 Yamato Transport Co Ltd                            3,000           116,209
                                                                -----------
                                                                $16,244,903

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE
Netherlands - 5.3%
 ABN AMRO Holding NV                                8,062           201,367
 Aegon NV                                           3,776           364,708
 Akzo Nobel NV                                      1,998           100,212
*ASM Lithography Holding NV                          921            102,313
 Elsevier NV                                        5,202            62,137
 Getronics NV                                       1,052            83,914
 Hagemeyer NV                                       1,315            30,448
 Heineken NV                                        1,873            91,339
 ING Groep NV                                       4,977           300,455
 Koninklijke Ahold NV                               3,356            99,338
 Koninklijke Philips Electonics NV                  2,111           287,023
 KPN NV                                             3,016           294,340
 Royal Dutch Petroleum Co                          12,877           789,168
 STMicroelectronics                                 1,793           275,929
 TNT Post Group NV                                  3,479            99,685
 Unilever NV                                        2,845           157,135
 Wolters Kluwer NV                                  1,869            63,248
                                                                 ----------
                                                                 $3,402,759

New Zealand - 0.1%
 Telecom Corp of New Zealand Ltd                   19,400           $91,229

Norway - 0.3%
 Norsk Hydro ASA                                    3,600          $151,039

Portugal - 0.5%
 Banco Comercial Portugues SA Class R               6,505            36,099
 Banco Espirito Santo e Comercial de Lisboa SA      1,927            54,148
 Brisa - Auto Estradas de Portugal SA               2,566            19,693
 EDP - Electricidade de Portugal SA                 2,376            41,470
 Jeronimo Martins SGPS SA                           1,587            40,598
 Portugal Telecom SA                               10,730           117,686
                                                                 ----------
                                                                   $309,694
Singapore - 1.0%
 City Developments Ltd                             11,000            64,395
 DBS Group Holdings Ltd                             8,652           141,819
 Oversea-Chinese Banking Corp Ltd                  10,350            95,079
 Singapore Airlines Ltd                             8,000            90,783
 Singapore Press Holdings Ltd                       3,000            65,026
 Singapore Telecommunications Ltd                  35,000            72,289
 United Overseas Bank Ltd                           9,392            82,896
                                                                 ----------
                                                                   $612,287

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE

Spain - 2.7%
 Acerinox SA                                        1,115            44,470
 ACS Actividades de Construccion y Servicios SA     1,622            38,471
 Argentaria Caja Postal y Banco Hipotecario
  de Espana SA                                      3,057            71,830
 Autopistas Concesionaria Espanola SA               4,519            43,920
 Banco Bilbao Vizcaya SA                           10,894           155,143
 Banco Santander Central Hispano SA                22,756           257,607
*El Aguila SA                                       3,541            28,887
 Endesa SA                                          4,743            94,153
 Fomento de Construcciones y Contratas SA           2,015            40,994
 Gas Natural SDG SA                                 2,762            63,619
 Iberdrola SA                                       5,073            70,304
 Repsol SA                                          8,980           208,198
 Sociedad General de Aguas de Barcelona SA          4,260            62,383
 Tabacalera SA Class A                              3,278            46,880
*Telefonica SA                                     18,830           470,323
 Union Electrica Fenosa SA                          2,610            45,581
                                                                 ----------
                                                                 $1,742,763

Sweden - 2.5%
 Atlas Copco AB Class A                             1,371            40,561
 Electrolux AB Class B                              2,300            57,899
 ForeningsSparbanken AB                             3,250            47,789
 Hennes & Mauritz AB                                4,900           164,275
*NetCom AB Class B                                    800            56,276
 Sandvik AB Class A                                 1,690            52,980
 Securitas AB Class B                               3,200            57,970
 Skandia Forsakrings AB                             3,300            99,765
 Skandinaviska Enskilda Banken Class A              4,600            46,536
 Skanska AB Class B                                 2,000            74,579
 Svenska Cellulosa AB Class B                       1,633            48,408
 Svenska Handelsbanken AB Class A                   3,900            49,089
 Telefonaktiebolaget LM Ericsson Class B           10,800           694,930
 Volvo AB Class A                                   1,300            32,878
 Volvo AB Class B                                   2,100            54,347
 WM-Data AB Class B                                   700            43,313
                                                                 ----------
                                                                 $1,621,595

Switzerland - 5.2%
 ABB Ltd                                            2,434           297,715
 Adecco SA                                            170           132,395
 Alusuisse Lonza Group AG                             130            95,855
 Credit Suisse Group                                1,650           327,990
 Holderbank Financiere Glarus AG Class B               50            68,459
 Nestle SA                                            200           366,411
 Novartis AG - Registered Shares                      390           572,679
 Roche Holding AG                                     400           474,815
 Roche Holding AG - Genusschein                        80           130,637
 Schweizerische Rueckversicherungs - Gesellschaft      85           174,623
 Swisscom AG                                          480           194,146
 UBS AG                                             1,240           334,883
 Zurich Allied AG                                     290           165,381
                                                                 ----------
                                                                 $3,335,989

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE

United Kingdom - 18.1%
Abbey National PLC                                  7,724           123,488
Allied Zurich PLC                                  10,042           118,303
Anglian Water PLC                                   5,648            51,533
AstraZeneca Group PLC                              10,326           428,229
BAA PLC                                             8,191            57,541
Barclay's PLC                                       8,798           253,186
Bass PLC                                            9,707           120,783
BG Group PLC                                       19,772           127,722
Blue Circle Industries PLC                         10,660            61,930
BOC Group PLC                                       4,460            95,793
Boots Co PLC                                        6,439            62,599
BP Amoco PLC                                      113,914         1,145,155
British Aerospace PLC                              18,426           122,000
British Airways PLC                                 9,194            59,983
British American Tobacco PLC                       17,520            99,521
British Land Co PLC                                 6,198            41,038
British Sky Broadcasting Group PLC                 10,938           176,021
British Telecommunications PLC                     37,544           917,335
Cadbury Schweppes PLC                              13,078            78,989
Carlton Communications PLC                          9,082            88,440
Centrica PLC                                       30,100            85,309
CGU PLC                                             8,141           131,141
Compass Group PLC                                   6,377            87,535
Corus Group PLC                                    26,119            67,909
Diageo PLC                                         18,870           151,756
EMI Group PLC                                       8,265            81,085
GKN PLC                                             5,759            90,678
Glaxo Wellcome PLC                                 19,968           564,314
Granada Group PLC                                  14,395           145,873
Great Universal Stores PLC                          8,221            48,060
Halifax PLC                                        13,330           147,780
Hanson PLC                                          6,654            55,770
Hays PLC                                            8,301           132,177
Hilton Group PLC                                   20,628            66,043
HSBC Holdings PLC                                  48,440           675,094
Imperial Chemical Industries PLC                    6,385            67,590
Invensys PLC                                       23,986           130,537
J Sainsbury PLC                                    11,853            66,852
Kingfisher PLC                                      9,816           108,903
Land Securities PLC                                 4,622            51,801
Legal & General Group PLC                          32,566            88,615
Lloyds TSB Group PLC                               30,051           375,863
Marconi PLC                                        15,732           278,320
Marks & Spencer PLC                                18,614            88,601
Misys PLC                                           4,973            77,499
National Grid Group PLC                            10,120            76,975
National Power PLC                                  9,202            53,274
Pearson PLC                                         4,195           135,762
Peninsular & Orient Steam Navigation Co             6,331           105,614
Provident Financial PLC                             4,229            47,806
Prudential Corp PLC                                11,393           224,464
Railtrack Group PLC                                 3,840            64,493

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments


SECURITY NAME                                      SHARES            VALUE
Rank Group PLC                                     15,380            48,681
Reed International PLC                              9,067            67,867
Rentokil Initial PLC                               20,364            74,241
Reuters Group PLC                                   9,327           127,954
Rio Tinto PLC                                       7,207           173,998
Royal Bank of Scotland Group PLC                    6,640           117,738
Schroders PLC                                       2,406            48,413
Scottish Power PLC                                 11,125            84,260
SmithKline Beecham PLC                             31,894           406,897
Smiths Industries PLC                               4,815            71,926
Stagecoach Holdings PLC                            18,678            48,111
Tate & Lyle PLC                                     7,013            45,075
Tesco PLC .                                        41,688           126,736
Thames Water PLC                                    4,284            53,409
TI Group PLC                                        6,991            53,627
Unilever PLC                                       15,447           113,627
United Utilities PLC                                5,728            59,525
Vodafone AirTouch PLC                             178,222           882,858
Williams PLC                                        7,599            34,575
Wolseley PLC                                        7,514            57,608
                                                                -----------
                                                                $11,500,208

Total Common Stocks (Cost $47,268,940)                          $58,881,959

PREFERRED STOCKS - 0.4%
Australia - 0.1%
News Corp Ltd                                      11,310           $96,527

Germany - 0.3%
SAP AG - Vorzug                                       250           150,821
Volkswagen AG                                         915            28,798
                                                                -----------
                                                                   $179,619

Total Preferred Stocks (Cost $212,678)                             $276,146

           CORPORATE BONDS - 0.0% Interest Rate  Maturity Date     Value

Principal  United Kingdom - 0.0%
$2,000     BG Transco Holdings PLC    7.00%      12/16/2024              31
 2,000     BG Transco Holdings PLC    7.06%      12/14/2009              33
 2,000     BG Transco Holdings PLC    4.19%      12/14/2022              32
 2,039  *  British Aerospace PLC      7.45%      11/30/2003              34
                                                                -----------
                                                                       $130

        Total Corporate Bonds (Cost $0)                                $130

        CORPORATE BONDS - 0.0%        Interest  Maturity    Shares       Value
                                       Rate        Date
        SHORT TERM INSTRUMENTS - 6.4%
        U.S. Treasury Bills - 6.4%
        U.S. Treasury Bills **        5.07% +  01/27/2000  4,116,000  $4,100,676

Total Short Term Instruments (Cost $4,101,067)                        $4,100,676

MASTER INVESTMENT PORTFOLIO - INTERNATIONAL INDEX
MASTER PORTFOLIO - DECEMBER 31, 1999
Portfolio of Investments

SECURITY NAME                                         Shares            Value
TOTAL INVESTMENTS - 99.4%
++  (Cost $51,582,685)                                                63,258,911
Other assets less liabilities - 0.6%                                     363,742
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $63,622,653
                                                                     ===========
--------------------------------------------------------------------------------

ADR American Depositary Receipt
*   Non-income producing security.
** These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of CAC 40 Index, DAX Index, FTSE 100 Index, OMX Index and NIKKEI 300 Index futures contracts. See Note 1.
+   Yield to Maturity.
++ Cost for federal income tax purposes is $51,693,321 and net unrealized appreciation consists of:

 Gross Unrealized Appreciation                         $13,869,666
 Gross Unrealized Depreciation                          (2,304,076)
                                                       -----------
 Net Unrealized Appreciation                           $11,565,590
                                                       ===========

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS -
Investment in International Index Master Portfolio,
   at market value (Note 1) ......................................   $5,847,732
Receivables:
Receivable for fund shares sold ..................................       54,852
                                                                     ----------
     TOTAL ASSETS ................................................    5,902,584
                                                                     ----------
LIABILITIES
Payable for fund shares redeemed .................................          660
Accrued administration fee (Note 2) ..............................        1,051
Accrued advisory fee (Note 2) ....................................           74
Distribution payable to shareholders .............................        2,022
                                                                     ----------
Total Liabilities ................................................        3,807
                                                                     ----------
TOTAL NET ASSETS .................................................   $5,898,777
                                                                     ==========

NET ASSETS CONSIST OF:
Paid-in capital ..................................................    5,457,196
Overdistributed net investment income ............................       (3,267)
Accumulated undistributed net realized
   loss on sale of investments ...................................         (585)
Undistributed net realized gain on futures contracts
   and foreign currency exchange contracts transactions ..........        8,297
Net unrealized appreciation of investments .......................      432,188
Net unrealized appreciation of futures contracts
and foreign currency exchange contracts ..........................        4,948
                                                                     ----------
TOTAL NET ASSETS .................................................   $5,898,777
                                                                     ==========

Shares Outstanding (unlimited authorized, par value $0.01) .......      505,526
                                                                     ==========
Net Asset Value, Offering Price and Redemption Price per Share ...       $11.67
                                                                     ==========




                See accompanying notes to financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Period from October 22, 1999 (commencement of operations) to December 31, 1999
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
NET INVESTMENT INCOME FROM INTERNATIONAL INDEX MASTER PORTFOLIO
       Dividends ......................................................$  2,362
       Interest .......................................................   1,723
       Expenses (Note 2) ..............................................  (1,308)
                                                                       --------
    NET INVESTMENT INCOME FROM INTERNATIONAL INDEX MASTER PORTFOLIO ...   2,777
                                                                       --------
EXPENSES (NOTE 2):
Advisory fee ..........................................................     101
Administration fee ....................................................   1,445
Trustee fees ..........................................................      33
                                                                       --------
    TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ......................   1,579
                                                                       --------
       Waived Trustee fees (Note 2) ...................................     (33)
                                                                       --------
NET EXPENSES ..........................................................   1,546
                                                                       --------
NET INVESTMENT INCOME .................................................   1,231
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
    CONTRACTS AND FOREIGN CURRENCY EXCHANGE CONTRACTS ALLOCATED
    FROM INTERNATIONAL INDEX MASTER PORTFOLIO
Net realized loss on sale of investments ..............................  (3,061)
Net realized gain on futures contracts and
    foreign currency exchange contracts transactions ..................   8,297
Change in unrealized appreciation of investments ...................... 432,188
Change in unrealized appreciation of futures contracts
    and foreign currency exchange contracts ...........................   4,948
                                                                       --------
    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
       CONTRACTS AND FOREIGN CURRENCY EXCHANGE CONTRACTS ALLOCATED
       FROM INTERNATIONAL INDEX MASTER PORTFOLIO ...................... 442,372
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................$443,603
                                                                       ========




                 See acompanying notes to financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                  Period from
                                                               October 22, 1999
                                                               (commencement of
                                                                operations ) to
                                                               December 31, 1999
                                                               -----------------
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                $    1,231
Net realized loss on sale of investments                                 (3,061)
Net realized gain on futures contracts and
     foreign currency exchange contracts transactions                     8,297
Change in unrealized appreciation of investments                        432,188
Change in unrealized appreciation of futures contracts
     and foreign currency exchange contracts                              4,948
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    443,603
                                                                     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                 (2,022)
                                                                     ----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sales of shares                                     5,758,515
Net asset value of shares issued to shareholders in
     reinvestment of distributions                                           -
Cost of shares redeemed                                                (302,157)
                                                                     ----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
     OF COMMON STOCK                                                  5,456,358
                                                                     ----------
Redemption fees .                                                           838
                                                                     ----------
Increase in Net Assets                                                5,898,777
                                                                     ==========
NET ASSETS:
Beginning of period                                                          -
                                                                     ----------
END OF PERIOD                                                        $5,898,777
                                                                     ==========
SHARE TRANSACTIONS:
Number of shares sold .                                                 532,825
Number of shares issued through reinvestment of distributions .              -
Number of shares redeemed                                               (27,299)
                                                                     ----------
NET INCREASE IN SHARES OUTSTANDING .                                    505,526
                                                                     ==========


                See accompanying notes to financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Period from
                                                           October 22, 1999
                                                           (commencement of
                                                            operations ) to
                                                           December 31, 1999
                                                           -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD (5)

NET ASSET VALUE, BEGINNING OF PERIOD .......................      $10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ...................................        0.00 (3)
   Net realized and unrealized gain on investments and
     futures contracts and foreign currency exchange
     contracts allocated from International Index
     Master Portfolio ......................................        1.67
                                                                  ------
TOTAL INCOME FROM INVESTMENT OPERATIONS ....................        1.67
                                                                  ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income ................       (0.00) (3)
                                                                  ------
REDEMPTION FEES ADDED TO PAID IN CAPITAL ...................        0.00 (3)
                                                                  ------
NET ASSET VALUE, END OF PERIOD .............................      $11.67
                                                                  ======

TOTAL RETURN ...............................................       16.74% (1)

RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted) ................      $5,899
   Ratio of expenses to average net assets (5) .............        0.55% (2)(4)
   Ratio of net investment income to average net assets (5)         0.24% (2)

(1) For the period October 22, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) Rounds to less than $0.01.
(4) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the period October 22, 1999 (commencement of operations ) through December 31, 1999.
(5) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.


                 See accompying notes to financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   SIGNIFICANT ACCOUNTING POLICIES

     E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999, the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE International Index Fund.

     The Fund's investment objective is to match as closely as practicable, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australia, and Far East Free Index (the "EAFE Free Index").

     Morgan Stanley Capital International Inc. ("MSCI") does not sponsor the Fund, nor is it affiliated in any way with the E*TRADE Group, Inc. "Morgan Stanley Capital International Europe, Australia, Far East Free Index (REGISTRATION MARK)", "EAFE Free Index (REGISTRATION MARK)", and "EAFE (REGISTRATION MARK)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.


     The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

     The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund pursues its investment objective by investing all of its assets in the International Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of December 31, 1999, the value of the Fund's investment was 9.19% of the outstanding interests of the Master Portfolio.

     The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Code.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

     The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999. For the period ended December 31, 1999, the Fund has elected to defer $2,873 of capital losses attributable to Post-October losses.

     The following reclassifications, which have no impact on the net asset value of the Fund, were made in order to present the Fund's capital accounts on a tax basis:

                                          Accumulated Undistributed Net
                   Overdistributed Net         Realized Loss on Sale of
            Investment Income Decrease             Investments Increase
          ---------------------------------------------------------------
                                $2,476                           $2,476

     REDEMPTION FEES

     Shares held in the Fund less than four months are subject to a fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

     The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.28% of its average daily net assets.

     The Fund also pays an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

     E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

     Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period October 22, 1999 (commencement of operations) through December 31, 1999.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
In securities, at market value (Cost $51,582,685) (Note 1) . ....   $63,258,911
Cash ............................................................           559
Cash denominated in foreign currencies (Cost $177,684) ..........       174,044
Unrealized gain on forward foreign currency exchange contracts ..         9,938
Receivables:
Dividends and interest ..........................................        54,184
Receivable for daily variation margin on open financial
   futures contracts ............................................       372,573
                                                                    -----------
     TOTAL ASSETS ...............................................    63,870,209
                                                                    -----------
LIABILITIES
PAYABLES:
Investment securities purchased . ...............................       172,365
Due to BGI (Note 2) .............................................        32,362
Unrealized loss on forward currency exchange contracts ..........        42,829
                                                                    -----------
     TOTAL LIABILITIES ..........................................       247,556
                                                                    -----------
TOTAL NET ASSETS ................................................   $63,622,653
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
Statement of Operations

                                                                   Period from
                                                                October 1, 1999
                                                               (commencement  of
                                                                 operations) to
                                                               December 31, 1999
                                                               -----------------
NET INVESTMENT INCOME:
 Dividends (1) .................................................    $    96,637
 Interest ......................................................         41,851
                                                                    -----------
    TOTAL INVESTMENT INCOME ....................................        138,488
                                                                    -----------

EXPENSES (NOTE 2):

 Advisory fees .................................................         19,417
 Administration fees ...........................................         12,945
                                                                    -----------
    TOTAL EXPENSES .............................................         32,362
                                                                    -----------
NET INVESTMENT INCOME ..........................................        106,126
                                                                    -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized loss on sale of investments ......................        (91,015)
 Net realized gain on sale of futures and forward
    currency exchange contracts . ..............................        123,322
 Net change in unrealized appreciation of investments ..........     11,676,226
 Net change in unrealized appreciation of futures and
    forward foreign currency exchange contracts ................        122,882
                                                                    -----------
NET GAIN ON INVESTMENTS ........................................     11,831,415
                                                                    -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $11,937,541
                                                                    ===========
--------------------------------------------------------------------------------
(1)  Net of foreign withholding tax of .........................    $    82,939
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period from
                                                                October 1, 1999
                                                               (commencement of
                                                                operations) to
                                                               December 31, 1999
                                                               -----------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income .....................................        $106,126
    Net realized gain .........................................          32,307
    Net change in unrealized appreciation .....................      11,799,108
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........      11,937,541
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
    BENEFICIAL INTEREST TRANSACTIONS ..........................      51,685,112
                                                                    -----------
INCREASE IN NET ASSETS ........................................      63,622,653

NET ASSETS:
Beginning net assets                                                          -
                                                                    -----------
ENDING NET ASSETS .............................................     $63,622,653
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. International Index Master Portfolio commenced operations on October 1, 1999 with the transfer of $43,637,140 in securities from the Vantagepoint Overseas Equity Index Fund, of the Vantagepoint Funds. These financial statements relate to International Index Master Portfolio (the "Master Portfolio").

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

     FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the corresponding Master Portfolio.

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the Master Portfolio had the following open long futures contracts outstanding:

INTERNATIONAL INDEX MASTER PORTFOLIO

NUMBER OF                        EXPIRATION          NOTIONAL    NET UNREALIZED
CONTRACTS              TYPE            DATE    CONTRACT VALUE      APPRECIATION
--------------------------------------------------------------------------------
9              CAC 40 Index      March 2000          $543,461          $ 27,055
2                 DAX Index      March 2000          $352,193          $ 43,643
11           FTSE 100 Index      March 2000          $767,470          $ 28,822
15                OMX Index    January 2000          $211,590          $ 23,260
31         NIKKEI 300 Index      March 2000          $976,140          $ 32,993
                                                                       --------
                                    Total International Index          $155,773

     The International Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $95,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

     FORWARD FOREIGN CURRENCY CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. As of December 31, 1999, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

INTERNATIONAL  INDEX

                          EXCHANGE     FOREIGN CURRENCY    U.S. DOLLAR VALUE      NET UNREALIZED
      CURRENCY              DATE        COST/PROCEEDS      DECEMBER 31, 1999       GAIN/(LOSS)

PURCHASE CONTRACTS

EURO DOLLAR               02/08/00         $564,740             $538,415             $(26,325)
                          02/08/00          317,000              316,738                 (262)

BRITISH POUND             02/08/00          523,812              513,601              (10,211)
                          02/08/00           51,795               50,786               (1,009)
                          02/08/00          554,000              553,602                 (398)

JAPANESE YEN              02/08/00          438,265              443,305                5,040
                          02/08/00          520,739              520,175                 (564)

SWEDISH KRONE             02/08/00           93,511               89,762               (3,749)
                          02/08/00           95,281               95,279                   (2)
                                                                                     --------
                               NET UNREALIZED LOSS ON PURCHASE CONTRACTS             $(37,480)

                          EXCHANGE     FOREIGN CURRENCY    U.S. DOLLAR VALUE      NET UNREALIZED
      CURRENCY              DATE        COST/PROCEEDS      DECEMBER 31, 1999       GAIN/(LOSS)

SALE CONTRACTS

EURO DOLLAR               02/08/00           96,476               91,979                4,497

JAPANESE YEN              02/08/00           26,938               27,247                 (309)

SWEDISH KRONE             02/08/00           10,007                9,606                  401
                                                                                     --------
                                      NET UNREALIZED GAIN ON SALE CONTRACTS             4,589

                                      NET UNREALIZED LOSS ON FORWARD
                                      FOREIGN CURRENCY CONTRACTS                     $(32,891)
                                                                                     ========

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.15% of the average daily net assets of the International Index Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio were as follows:

                                            INTERNATIONAL INDEX MASTER
                                                    PORTFOLIO
                                            --------------------------
                     AGGREGATE PURCHASES           PERIOD ENDED
                     AND SALES OF:                DEC. 31, 1999 *
                     -------------------    --------------------------
                     Purchases at cost             $ 61,394,283 **
                     Sales proceeds                  46,825,175

      * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

     ** This includes the transfer of $43,637,140 in securities from Vantagepoint Overseas Equity Index Fund of the Vantagepoint Funds (see
        Note 1).

4.       FINANCIAL HIGHLIGHTS

     The ratios of expenses and net investment income to average net assets and portfolio turnover rate (excluding short-term securities) for the Master Portfolio are as follows:

                                                                PERIOD FROM
                                                            OCTOBER 1, 1999
                                                              (COMMENCEMENT
                                                           OF OPERATIONS)TO
                                                               DECEMBER 31,
       International Index Master Portfolio                            1999
       --------------------------------------------------------------------
       Ratio of expenses to average net assets +                      0.25%
       Ratio of net investment income to average net assets +         0.16%
       Portfolio turnover                                               39%

     +  Annualized for period of less than one year.

INDEPENDENT AUDITORS' REPORT
----------------------------

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE International Index Fund (the "Fund") (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period October 22, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period October 22, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

/S/ Deloitte & Touche LLP


Deloitte & Touche LLP
Los Angeles, California
February 23, 2000

INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Index Master Portfolio (a portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations and the changes in net assets for the period from October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of International Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the period from October 1, 1999 to December 31, 1999 in conformity with generally accepted accounting principles.

/S/ KPMG



San Francisco, California
February 11, 2000